Exhibit 99.1-19

	Schedule 18
	Data Integrity - Marketable Title Date

#	AMC Loan ID	Servicer Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
1	214740344	XXXX	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
2	214740887	XXXX	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
3	214740957	XXXX	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
4	214741081	XXXX	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
5	214741240	XXXX	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found
6	214742684	XXXX	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found